Shareholder Report, Average Annual Return (Details) ITGV_MassMutual Global Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I - without sales charge
Average Annual Return, Percent	9.64%	9.73%	11.04%
MSCI ACWI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	17.27%	13.54%	11.91%